Subsequent Events	6 Months Ended
Jun. 30, 2024
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

20. SUBSEQUENT EVENTS

The Company has assessed all subsequent events that occurred from June 30, 2024, up through September 23, 2024, which is the date that these unaudited interim condensed consolidated financial statements were issued. Other than described below, the Company did not identify any other subsequent events that would have required adjustment or disclosure in the financial statements.

In September 2024, the Board of directors of the Company approved the grant of 6,525,192 restricted shares, representing 6,525,192 Class A Ordinary Shares of the Company to certain directors, officers, employees and consultants under the 2022 Share Incentive Plan of the Company. The maximum number of Ordinary Shares that may be issued under the 2022 Share Incentive Plan is 7,500,000 Ordinary Shares, which were issued to FuFu ESOP Limited and reserved for the disbursement of share-based awards under the 2022 Share Incentive Plan.